1
STATEMENT OF INVESTMENTS
March 31, 2022 (Unaudited)
BNY Mellon Ultra Short Income ETF
Description
Principal
Amount ($) Value ($)
Asset-Backed Securities – 9.2%
Drive Auto Receivables Trust, Series 2021-2,
Class A3, 0.35%, 3/17/2025 300,000 297,465
Ford Credit Auto Lease Trust, Series 2021-B,
Class A4, 0.40%, 12/15/2024 350,000 337,466
Ford Credit Floorplan Master Owner Trust,
Series 2019-2, Class A, 3.06%, 4/15/2026 300,000 301,317
GMF Floorplan Owner Revolving Trust, Series
2020-1, Class A, 0.68%, 8/15/2025
(a)
300,000 292,322
Honda Auto Receivables Owner Trust, Series
2021-3, Class A3, 0.41%, 11/18/2025 350,000 337,559
Hyundai Auto Lease Securitization Trust, Series
2021-C, Class A4, 0.48%, 9/15/2025
(a)
350,000 336,293
Kubota Credit Owner Trust, Series 2020-1A,
Class A4, 2.26%, 7/15/2026
(a)
300,000 297,950
Oscar US Funding XII LLC, Series 2021-1A, Class
A3, 0.70%, 4/10/2025
(a)
300,000 292,822
Total Asset-Backed Securities (cost
$2,581,934) 2,493,194
Commercial Paper – 45.7%
ABS Finance Ltd., 0.20%, 8/01/2022
(b)
750,000 747,268
Australia & New Zealand Banking Group Ltd.,
0.33%, 11/08/2022
(b)
750,000 742,531
Bank of Nova Scotia (The)
0.19%, 7/28/2022
(b)
500,000 498,258
0.52%, 1/27/2023
(b)
250,000 249,559
BPCE SA, 0.35%, 11/08/2022
(b)
750,000 742,771
Canadian Imperial Bank of Commerce, 0.19%,
8/12/2022
(b)
750,000 747,158
Chariot Funding LLC, 0.23%, 8/11/2022
(b)
750,000 749,422
Cooperatieve Rabobank U.A., 0.16%,
5/06/2022
(b)
750,000 749,687
DNB Norbank ASA, 0.35%, 7/06/2022
(b)
750,000 748,553
Gotham Fdg Corp., 0.53%, 5/09/2022
(b)
750,000 749,463
HSBC Bank PLC, 0.29%, 2/02/2023
(b)
750,000 748,383
LMA SA/LMA Amers LLC, 0.62%, 6/09/2022
(b)
750,000 748,797
Skandinaviska Enskilda Banken AB, 0.17%,
5/02/2022
(b)
750,000 749,711
Societe Generale North America, Inc., 0.36%,
11/07/2022
(b)
750,000 742,403
Starbird Funding Corp., 0.27%, 4/20/2022
(b)
250,000 249,938
Svenska Handelsbanken AB, 0.15%,
6/09/2022
(b)
850,000 848,830
United Overseas Bank Ltd., 0.25%, 6/10/2022
(b)
800,000 798,815
Westpac Securities NZ Ltd., 0.17%, 5/05/2022
(b)
750,000 749,622
Total Commercial Paper (cost $12,390,836) 12,361,169
Corporate Bonds – 38.9%
Auto Manufacturers – 3.3%
American Honda Finance Corp., 2.90%,
2/16/2024 300,000 300,831
BMW US Capital LLC, 0.57% (3 Month SOFR +
0.38%), 8/12/2024
(a)(c)
300,000 298,617
Toyota Motor Credit Corp., 0.44% (3 Month
SOFR + 0.32%), 1/13/2025
(c)
300,000 297,437
896,885
Banks – 20.7%
ASB Bank Ltd., 3.13%, 5/23/2024
(a)
350,000 352,312
Bank of America Corp., 0.91% (3 Month BSBY +
0.43%), 5/28/2024
(c)
300,000 299,392
Bank of Montreal, 0.61% (3 Month SOFR +
0.35%), 12/08/2023
(c)
350,000 348,391
Bank of Nova Scotia (The), 0.56% (3 Month
SOFR + 0.46%), 1/10/2025
(c)
300,000 296,977
BNY Mellon Ultra Short Income ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 38.9% (continued)
Banks – 20.7% (continued)
Canadian Imperial Bank of Commerce, 0.67% (3
Month SOFR + 0.40%), 12/14/2023
(c)
300,000 298,260
Citigroup, Inc., 0.84% (3 Month SOFR + 0.67%),
5/01/2025
(c)
300,000 297,291
Credit Agricole SA, 3.75%, 4/24/2023
(a)
300,000 304,154
Goldman Sachs Group, Inc. (The), 3.63%,
1/22/2023 750,000 759,750
Nordea Bank Abp , 0.63%, 5/24/2024
(a)
300,000 285,900
PNC Financial Services Group, Inc. (The), 3.50%,
1/23/2024 300,000 304,350
Royal Bank of Canada, Series G, 0.58% (3 Month
SOFR + 0.44%), 1/21/2025
(c)
300,000 297,940
Sumitomo Mitsui Financial Group, Inc., 0.51%,
1/12/2024 300,000 288,667
Sumitomo Mitsui Trust Bank Ltd., 0.71% (3
Month SOFR + 0.44%), 9/16/2024
(a)(c)
300,000 298,784
Toronto-Dominion Bank (The), 0.62% (3 Month
SOFR + 0.35%), 9/10/2024
(c)
300,000 297,479
UBS AG, 0.45%, 2/09/2024
(a)
300,000 286,189
Wells Fargo & Co., 3.00%, 2/19/2025 300,000 299,618
Westpac Banking Corp., 0.51% (3 Month SOFR +
0.30%), 11/18/2024
(c)
300,000 297,518
5,612,972
Beverages – 2.0%
Diageo Capital PLC, 3.50%, 9/18/2023 250,000 253,974
PepsiCo, Inc., 0.40%, 10/07/2023 300,000 293,122
547,096
Diversified Financial Services – 2.4%
American Express Co., 3.40%, 2/22/2024 300,000 304,209
Charles Schwab Corp. (The), 0.79% (3 Month
SOFR + 0.50%), 3/18/2024
(c)
350,000 349,135
653,344
Insurance – 1.1%
American International Group, Inc., 4.13%,
2/15/2024 300,000 306,950
306,950
Machinery-Construction & Mining – 1.1%
Caterpillar Financial Services Corp., 0.27% (3
Month SOFR + 0.17%), 1/10/2024
(c)
300,000 298,320
298,320
Machinery-Diversified – 1.1%
John Deere Capital Corp., 0.45%, 1/17/2024 300,000 290,023
290,023
Pharmaceuticals – 2.2%
AstraZeneca Finance LLC, 0.70%, 5/28/2024 300,000 288,405
GlaxoSmithKline Capital PLC, 3.00%, 6/01/2024 300,000 302,612
591,017
Pipelines – 1.3%
Enbridge, Inc., 0.61% (3 Month SOFR + 0.40%),
2/17/2023
(c)
350,000 349,714
349,714
Software – 1.1%
Salesforce.com, Inc., 0.63%, 7/15/2024 300,000 287,470
287,470
Telecommunications – 2.6%
AT&T, Inc., 0.93% (3 Month SOFR + 0.64%),
3/25/2024
(c)
350,000 350,000

STATEMENT OF INVESTMENTS
(continued)
See Notes to Statement of Investments
BNY Mellon Ultra Short Income ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 38.9% (continued)
Telecommunications – 2.6% (continued)
Verizon Communications, Inc., 0.79% (3 Month
SOFR + 0.50%), 3/22/2024
(c)
350,000 349,760
699,760
Total Corporate Bonds (cost $10,782,473) 10,533,551
Negotiable Bank Certificates of Deposit – 1.8%
Nordea Bank Abp , 0.19%, 9/19/2022 500,000 497,357
Total Negotiable Bank Certificates of Deposit
(cost $500,000) 497,357
U.S. Treasury Government Securities – 4.1%
U.S. Treasury Note, 2.63%, 3/31/2025 1,100,000 1,103,738
Total U.S. Treasury Government Securities
(cost $1,126,684) 1,103,738
Shares
Investment Companies – 0.4%
Registered Investment Companies – 0.4%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.19%
(d)(e)
(cost $119,433) 119,433 119,433
Total Investments (cost $27,501,360) 100.1% 27,108,442
Liabilities, Less Cash and Receivables (0.1)% (24,373)
Net Assets 100.0% 27,084,069
BSBY—Bloomberg Short-Term Bank Yield Index
SOFR—Secured Overnight Financing Rate
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, these securities were valued at $3,045,343 or 11.24% of net assets.
(b)
Security is a discount security. Income is recognized through the accretion of discount.
(c)
Variable rate security - rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(e)
The rate shown is the 1-day yield as of March 31, 2022.

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited)
The Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) is the exclusive
reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied
by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under
authority of federal laws are also sources of authoritative
GAAP for SEC registrants. BNY Mellon Ultra Short Income
ETF (the “fund”) is an investment company and applies the
accounting and reporting guidance of the FASB ASC Topic
946 Financial Services-Investment Companies. The fund’s
financial statements are prepared in accordance with GAAP,
which may require the use of management estimates and
assumptions. Actual results could differ from those estimates.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements).
Additionally, GAAP provides guidance on determining whether
the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for
identical investments.
Level 2
—
other significant observable inputs (including
quoted prices for similar  investments, interest rates,
prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the
fund’s own assumptions in determining the fair value of
investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Registered investment companies that are not traded on an
exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities excluding short-term investments
(other than U.S. Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”)
approved by BNY Mellon ETF Trust (the “Trust”) Board of
Trustees (the “Board”). Investments for which quoted bid
prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Overnight and certain other short-term debt instruments (excluding U.S. Treasury Bills) will be valued by the amortized cost method, which approximates value, unless a
Service provides a valuation for such security or, in the opinion of the Board or a committee or other persons designated by
the Board, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Each Service and independent valuation firm is engaged under the general oversight of the Board.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board.
Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within
Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally
categorized within Level 3 of the fair value hierarchy.
The table below summarizes the inputs used as of March 31,
2022 in valuing the fund’s investments:

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited) (continued)
Fair Value Measurements
Turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country,
region or financial market. These risks may be magnified if
certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-
wide in response by governments, including closing borders,
restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The
COVID-19 pandemic has had, and any other outbreak of an
infectious disease or other serious public health concern could have, a significant negative impact on economic and market
conditions and could trigger a prolonged period of global
economic slowdown. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.
Additional investment related disclosures are hereby incorporated by reference to the semi-annual report previously filed with the
SEC on Form N-CSR.
At March 31, 2022, accumulated net unrealized depreciation
on investments was $392,918, consisting of all gross unrealized depreciation.
At March 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Asset-Backed Securities — 2,493,194 — 2,493,194
Commercial Paper — 12,361,169 — 12,361,169
Corporate Bonds — 10,533,551 — 10,533,551
Negotiable Bank Certificates of
Deposit — 497,357 — 497,357
U.S. Treasury Government
Securities — 1,103,738 — 1,103,738
Investment Companies 119,433 — — 119,433
†
See Statement of Investments for additional detailed categorizations, if any.